INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 15 – INCOME TAXES

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and December 31, 2021 are as follows:

(table in thousands)	2022	2021
Net operating losses	$3,334	$1,945
Due to Officers	—	1,411
Accrued Expenses and Other	189	212
R&D Credit Carryforward	76	102
Debt related activities	—	375
Stock Compensation	178	—
R&D Capitalization	581	—
Intangibles	34	—
Total gross deferred tax assets/(liabilities)	$4,392	$4,045
Less valuation allowance	(4,392)	(4,045)
Net deferred tax assets/(liabilities)	$—	$—

The income tax benefit for the years ended December 31, 2022 and December 31, 2021 differed from the amounts computed by applying the U.S. federal income tax rate of 21% to loss before tax benefit as a result of nondeductible expenses, tax credits generated, utilization of net operating loss carryforwards, and increases in the Company’s valuation allowance.

(table in thousands)	2022	2021
Federal Statutory Rate	$(1,970)	$(4,641)
Permanent Differences	153	2,876
Research and Development	(76)	(102)
State Income Tax	388	196
Change in Valuation Allowance	347	1,671
Deferred True Up	1,158	—
Effect of Tax Act	—	—

Effective Tax	$—	$—

A valuation allowance is required to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of the available evidence, both positive and negative, the Company determined that valuation allowances of $4,392,000 and $4,045,000 at December 31, 2022 and December 31, 2021 were necessary to reduce the deferred tax assets to the amount that will more likely than not be realized.

At December 31, 2022 and 2021, the Company had gross U.S. Federal income tax net operating loss (“NOL”) carryforward of approximately $12,951,000 and $6,482,000, respectively that may be used to offset future taxable income. The NOL was generated after 2017 and can be carried forward indefinitely under the Tax Cuts and Jobs Act. The company also had gross $12,951,000 of state net operating losses that will begin to expire in 2038. At December 31, 2022, the Company had approximately $76,000 of federal Research and Development (R&D) tax credit carry-forwards. If not utilized, the federal R&D credits will begin to expire in 2042.

The Internal Revenue Code (the “IRC”) contains limitations on the use of net operating loss carryforwards after the occurrence of a substantial ownership change as defined by IRC Section 382. The Company has not performed a detailed analysis, however utilization of such net operating loss carryforwards will likely be significantly limited due to the shares issued in the Primary Financing and the Merger.

The income tax benefit for the years ended December 31, 2022 and 2021 differed from the amounts computed by applying the US federal income tax rate of 21% primarily because of the increase in the valuation allowance and the tax impact of other permanent items, which resulted in an effective tax rate of zero for both years.

The Tax Cuts and Jobs Act of 2017 (TCJA) has modified the IRC 174 expenses related to research and development for the tax years beginning after December 31, 2021. Under the TCJA, the Company must now capitalize the expenditures related to research and development activities and amortize over five years for U.S. activities and 15 years for non-U.S. activities using a mid-year convention. Therefore, the capitalization of research and development costs in accordance with IRC 174 resulted in a gross deferred tax asset of $2,256,000.